Intangible Assets (Details) - Schedule of estimated amortization expense - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of estimated amortization expense [Abstract]
2022 – remaining	$ 1,094,088	$ 1,458,780
2023	1,458,780	1,458,780
2024	1,458,750	1,458,750
2025	1,325,745	1,325,745
2026	1,157,523	1,157,523
Thereafter	4,584,319	4,584,319
Total	$ 11,079,205	$ 11,443,897